Intangible Assets, Net	12 Months Ended
Dec. 31, 2021
Intangible Assets, Net
Intangible Assets, Net

5. Intangible Assets, Net

			Weighted Average
			Remaining
			Amortization
	As of December 31,		Period in Years
	2020	2021
	$	$
Intangible assets subject to amortization are comprised of the following:
Advertising agency agreement with SINA	106,790,000	106,790,000	2.25
License agreements with SINA	80,660,000	80,660,000	2.25
Computer software licenses	1,739,166	2,432,242	1.73

Total intangible assets, gross	189,189,166	189,882,242	2.24

Less: Accumulated amortization
Advertising agency agreement with SINA	87,616,075	93,670,998
License agreements with SINA	66,398,866	70,902,383
Computer software licenses	960,883	2,011,103

Total accumulated amortization	154,975,824	166,584,484

Total intangible assets, net	34,213,342	23,297,758

The advertising agency agreement and license agreements with SINA (the “SINA Agreements”) were recognized in connection with the Group’s acquisition of China Online Housing Technology Corporation (“COHT”) in 2009, and provide the Group with exclusive rights to operate SINA’s real estate and home furnishing related channels and the exclusive right to sell advertising relating to real estate, home furnishing and construction materials on these channels as well as SINA’s other websites. If the Group sells advertising on SINA’s websites other than the above channels, it will pay SINA fees of approximately 15% of the revenues generated from these sales. The SINA Agreements had an original expiration date in 2019. In March 2014, the SINA Agreements were extended by five years to 2024 for no additional consideration. All other terms of the SINA Agreements remained the same. The acquisition cost was recognized as an intangible asset and amortized over the term of the agreement.

Amortization expenses were $12,870,915, $11,636,952 and $10,994,923 for the years ended December 31, 2019, 2020 and 2021, respectively. The Group expects to record amortization expenses of $10,848,846, $10,631,568, $1,809,946 , $7,398 and nil for the years ending December 31, 2022, 2023, 2024, 2025 and 2026, respectively.